Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Difference Between Expected Income Tax Benefits and Income Tax Benefit Recorded in the Financial Statements

The difference between expected income tax benefits and income tax benefit recorded in the financial statements is explained below:

	December 31,
	2017	2016
Income taxes benefit computed at statutory rate	$(1,734,396)	$(2,380,073)
State income tax benefit, net	(176,082)	(241,633)
Change in effective tax rate	2,701,758	—
Other	(369,400)	74,355
Change in valuation allowance	(421,880)	2,547,351

Total	$—	$—

Components of Deferred Income Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities consist of the following:

	December 31,
Deferred tax assets (liabilities)	2017	2016
In-process research and development	$736,325	$996,154
Net operating loss carry forward	4,759,727	2,995,024
R&D credit	211,461	142,721
Share-based compensation	9,424	2,010,742
Other	5,825	—

	5,722,762	6,144,641

Less: valuation allowance	(5,722,762)	(6,144,641)

Total	$—	$—